Risk Information - Liquidity investments - By exposure type (Details) - Liquidity risk	Dec. 31, 2021	Dec. 31, 2020
States and Multilateral development banks
Risk information
Percentage of liquidity investments	40.00%	59.00%
Local governments
Risk information
Percentage of liquidity investments	23.00%	20.00%
Covered bonds
Risk information
Percentage of liquidity investments	19.00%	13.00%
Financial institutions
Risk information
Percentage of liquidity investments	15.00%	8.00%
Corporates
Risk information
Percentage of liquidity investments	3.00%